Note 6 - Stock Options Activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Outstanding at April 1, 2014 (in shares)	4,680,675	4,377,874
Outstanding at April 1, 2014 (in dollars per share)	$ 1.43	$ 1.78
Outstanding at April 1, 2014	6 years 328 days	6 years
Granted (in shares)	1,456,952
Granted (in dollars per share)	$ 0.99
Granted (in dollars per share)	$ 0.99
Exercised (in shares)	(62,500)
Exercised (in dollars per share)	$ 0.98
Canceled (in shares)	(1,091,651)
Canceled (in dollars per share)	$ 2.27
Outstanding at December 31, 2014	6 years 328 days	6 years
Vested and expected to vest at December 31, 2014 (in shares)	4,641,562
Vested and expected to vest at December 31, 2014 (in dollars per share)	$ 1.44
Vested and expected to vest at December 31, 2014	6 years 328 days
Exercisable at December 31, 2014 (in shares)	3,190,447
Exercisable at December 31, 2014 (in dollars per share)	$ 1.61
Exercisable at December 31, 2014	5 years 292 days
Maximum [Member]
Outstanding at April 1, 2014 (in dollars per share)	$ 4.88	$ 4.88
Granted (in dollars per share)	$ 1.25
Granted (in dollars per share)	$ 1.25
Exercised (in dollars per share)	$ 1.08
Canceled (in dollars per share)	$ 4.88
Vested and expected to vest at December 31, 2014 (in dollars per share)	$ 4.88
Exercisable at December 31, 2014 (in dollars per share)	$ 4.88
Minimum [Member]
Outstanding at April 1, 2014 (in dollars per share)	$ 0.85	$ 0.85
Granted (in dollars per share)	$ 0.87
Granted (in dollars per share)	$ 0.87
Exercised (in dollars per share)	$ 0.95
Canceled (in dollars per share)	$ 0.87
Vested and expected to vest at December 31, 2014 (in dollars per share)	$ 0.85
Exercisable at December 31, 2014 (in dollars per share)	$ 0.85